Annual Total Returns[BarChart] - Nationwide Inflation Protected Securities Fund - Class A Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.08%)	3.61%	(1.90%)	4.41%	2.96%	(1.54%)	8.31%	11.05%